Currency translation rates (Tables)	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure of foreign exchange rates [text block]
Closing exchange rate Average rate
1
As of For the year ended
31.12.22 31.12.21 31.12.22 31.12.21 31.12.20
1 CHF 1.08 1.10 1.05 1.09 1.07
1 EUR 1.07 1.14 1.05 1.18 1.15
1 GBP 1.21 1.35 1.23 1.37 1.29
100 JPY 0.76 0.87 0.76 0.91 0.94
1 Monthly income statement

items of operations

with a functional

currency other than

the US dollar

are translated

into US dollars

using month-end rates.

Disclosed average

rates for a

year represent

an average of
twelve month-end

rates, weighted

according to

the income

and expense

volumes

of all

operations of

the Group with

the same

functional currency

for each

month. Weighted

average rates

for individual

business
divisions may deviate from the

weighted average rates

for the Group.

UBS AG
Entity [Table]
Disclosure of foreign exchange rates [text block]
Closing exchange rate Average rate
1
As of For the year ended
31.12.22 31.12.21 31.12.22 31.12.21 31.12.20
1 CHF 1.08 1.10 1.05 1.09 1.07
1 EUR 1.07 1.14 1.05 1.18 1.15
1 GBP 1.21 1.35 1.23 1.37 1.29
100 JPY 0.76 0.87 0.76 0.91 0.94
1 Monthly income statement

items of operations

with a functional

currency other than

the US dollar

are translated

into US dollars

using month-end rates.

Disclosed average

rates for a

year represent

an average of
twelve month-end rates, weighted according

to the income and expense volumes of all operations of UBS AG with the same functional currency for each month. Weighted average rates

for individual business divisions
may deviate from the weighted

average rates for

UBS AG.